Reinsurance - Components of Reinsurance Recoverable (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Reserves:
Claims liability and other	$ 882	$ 877
Total	33,169	35,311
Guaranteed minimum income benefits
Reserves:
Reserves	262	340
Other annuity benefits
Reserves:
Reserves	25,633	27,544
Life
Reserves:
Reserves	5,845	5,981
Accident and health
Reserves:
Reserves	$ 547	$ 569